Employee Future Benefits - Summary of Impact on Pension Benefit Obligation (Details) - Pension Benefit Plans [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in percentage, increase	0.25%
Change in percentage, decrease	0.25%
Increase	$ (506)
Decrease	$ 538
Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in percentage, increase	0.25%
Change in percentage, decrease	0.25%
Increase	$ 17
Decrease	$ (17)
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in percentage, increase	0.25%
Change in percentage, decrease	0.25%
Increase	$ 391
Decrease	$ (374)
Actuarial assumption of mortality rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in mortality, increase	1 year
Change in mortality, decrease	1 year
Increase	$ 519
Decrease	$ (518)